As filed with the Securities and Exchange Commission on May 11, 2012
33 Act File No. 033-75116
40 Act File No. 811-08352

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	36	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	36	[	X	]

(Check appropriate box or boxes.)

LKCM FUNDS
(Exact Name of Registrant)

c/o Luther King Capital Management
301 Commerce Street, Suite 1600
Fort Worth, Texas 76102
(Address of Principal Executive Office)
Registrant's Telephone Number (817) 332-3235

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
FRANCINE ROSENBERGER, ESQ.
K&L Gates LLP
1601 K. Street, N.W.
Washington, DC  20006

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 36 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 35 on Form N-1A filed April 27, 2012.  This PEA No. 36 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 35 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and State of Texas on May 10, 2012.

By: /s/ J. Luther King Jr.
J. Luther King, Jr.
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 36 to the Registration Statement of the Registrant as it relates to the LKCM Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ J. Luther King, Jr.	Trustee, President and Chief	May 10, 2012
J. Luther King, Jr.	Executive Officer

H. Kirk Downey *	Chairman and Trustee	May 10, 2012
H. Kirk Downey

Richard J. Howell *	Trustee	May 10, 2012
Richard J. Howell

Earle A. Shields, Jr. *	Trustee	May 10, 2012
Earle A. Shields, Jr.

/s/ Jacob D. Smith	Chief Financial Officer	May 10, 2012
Jacob D. Smith

* /s/ Jacob D. Smith
         Jacob D. Smith
Attorney-in-fact pursuant to the Power of Attorney filed on April 27, 2007 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE